Stock-based Payments - Summary of Time-based Stock Options (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price per Share
Exercisable (USD per share)		$ 17.00	$ 12.00
Time-Based Options
Number of Options
Outstanding, beginning balance (in shares)	3.5	2.2	1.6
Granted (in shares)	0.2	0.1	0.6
Granted through modification (in shares)		1.3
Exercised (in shares)	(0.3)	0.0
Forfeited (in shares)	(0.1)	(0.1)	0.0
Outstanding, ending balance (in shares)	3.3	3.5	2.2	1.6
Exercisable as of December 31, 2018 (in shares)	1.9
Weighted Average Exercise Price per Share
Outstanding, beginning balance (USD per share)	$ 10.88	$ 10.65	$ 10.00
Granted (USD per share)	17.00	17.00	12.29
Granted through modification (USD per share)		11.06
Exercised (USD per share)	10.19	12.00
Forfeited (USD per share)	12.58	11.79	12.00
Outstanding, ending balance (USD per share)	11.23	$ 10.88	$ 10.65	$ 10.00
Exercisable (USD per share)	$ 10.35
Weighted average remaining contractual term, outstanding	6 years 9 months 18 days	8 years 5 months 27 days	8 years 7 months 21 days	9 years 4 months 20 days
Weighted average remaining contractual term, exercisable	6 years 7 months 6 days
Outstanding, Aggregate Intrinsic Value	$ 11.8	$ 13.8	$ 14.2	$ 3.3
Exercisable, Aggregate Intrinsic Value	$ 7.6